UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
December 31, 2014 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.9%
Accommodation and Food Services - 2.0%
Chipotle Mexican Grill, Inc. (a)	1,370	$937,778
Dunkin' Brands Group, Inc.	20,358	868,269
		1,806,047
Administrative and Support and Waste Management and Remediation Services - 1.0%
Akamai Technologies, Inc. (a)	14,195	893,717
Construction - 1.1%
NVR, Inc. (a)	746	951,396
Credit Bureaus - 1.0%
Moody's Corporation	8,972	859,607
Educational Services - 1.2%
Career Education Corporation (a)	157,441	1,095,789
Finance and Insurance - 14.6%
Alibaba Group Holding Limited - ADR (a)	8,516	885,153
Ally Financial, Inc. (a)	76,626	1,809,906
American International Group, Inc.	16,723	936,655
Apollo Global Management LLC	36,611	863,288
Bank Of America Corporation	53,008	948,313
Berkshire Hathaway, Inc. (a)	6,182	928,227
Centene Corporation (a)	9,178	953,135
CNO Financial Group, Inc.	51,978	895,061
E*TRADE Financial Corporation (a)	39,570	959,770
First American Financial Corporation	28,745	974,456
Global Eagle Entertainment, Inc. (a)	68,357	930,339
Interactive Brokers Group, Inc.	33,221	968,725
The Bank New York Mellon Corporation	22,530	914,042
		12,967,070
Health Care and Social Assistance - 1.1%
HCA Holdings, Inc. (a)	13,148	964,932
Information - 16.2%
Autodesk, Inc. (a)	14,853	892,071
Charter Communications, Inc. (a)	5,537	922,575
Comcast Corporation	16,084	933,033
DIRECTV (a)	10,483	908,876
GTT Communications, Inc. (a)	65,712	869,370
Houghton Mifflin Harcourt Company (a)	48,413	1,002,633
Level 3 Communications, Inc. (a)	18,188	898,123
Lions Gate Entertanment Corporation	27,351	875,779
Microsoft Corporation	38,254	1,776,898
NetEase, Inc. - ADR	9,291	921,110
Netflix, Inc. (a)	2,595	886,478
Twenty-First Century Fox, Inc. - Class B	25,972	958,107
Twenty-First Century Fox, Inc. - Class A	25,426	976,486
Twitter, Inc. (a)	44,022	1,579,069
		14,400,608
Manufacturing - 37.0%
Actavis Plc (a)	3,421	880,600
Apple, Inc.	15,346	1,693,891
Auxilium Pharmaceuticals, Inc. (a)	26,524	912,028
Avago Technologies Ltd	9,659	971,599
Dow Chemical Company	17,694	807,023
Dyax Corporation (a)	65,076	914,969
Flamel Technologies SA - ADR (a)	63,783	1,092,603
FMC Corporation	16,399	935,235
Gilead Sciences, Inc. (a)	9,102	857,954
Handy & Harman, Ltd. (a)	23,999	1,104,674
Hewlett-Packard Company	23,336	936,474
Huntsman Corporation	34,576	787,641
Illumina, Inc. (a)	4,722	871,587
Keurig Green Mountain, Inc.	6,517	862,818

Medicines Company (a)	34,114	943,934
Micron Technology, Inc. (a)	52,340	1,832,423
Owens-Illinois, Inc. (a)	35,347	954,016
Pepsico, Inc.	20,567	1,944,816
Pharmacyclics, Inc. (a)	12,999	1,589,258
Salix Pharmaceuticals Ltd. (a)	8,771	1,008,139
Shire Plc - ADR	4,289	911,584
SunCoke Energy, Inc.	43,697	845,100
Thermo Fisher Scientific, Inc.	7,248	908,102
TransDigm Group, Inc.	9,421	1,849,813
United Therapeutics Corporation (a)	6,897	893,093
Valeant Pharmaceuticals International, Inc. (a)	31,903	4,565,638
Visteon Corporation (a)	9,198	982,898
		32,857,910
Mining, Quarrying, and Oil and Gas Extraction - 4.7%
Cheniere Energy, Inc. (a)	12,975	913,440
Enterprise Products Partners LP	74,008	2,673,169
EV Energy Partners LP	32,128	619,107
		4,205,716
Professional, Scientific, and Technical Services - 5.2%
Amdocs Ltd.	21,374	997,204
Baidu, Inc. - ADR (a)	7,467	1,702,252
Biogen Idec, Inc. (a)	2,992	1,015,634
NetScout Systems, Inc. (a)	23,565	861,065
		4,576,155
Real Estate and Rental and Leasing - 1.1%
Avis Budget Group, Inc. (a)	15,011	995,680
Retail Trade - 4.3%
American Eagle Outfitters, Inc.	65,023	902,519
L Brands, Inc.	11,290	977,149
Restoration Hardware Holdings, Inc. (a)	10,900	1,046,509
Signet Jewelers Limited	6,996	920,464
		3,846,641
Transportation and Warehousing - 5.3%
Delta Air Lines, Inc.	20,414	1,004,165
FedEx Corporation	5,168	897,475
Star Bulk Carriers Corporation (a)	106,672	699,768
United Continental Holdings, Inc. (a)	31,884	2,132,721
		4,734,129
Utilities - 2.1%
Dominion Resources, Inc.	13,352	1,026,769
Energy Transfer Equity, LP	14,334	822,485
		1,849,254
TOTAL COMMON STOCKS (Cost $83,633,246)		87,004,651

REAL ESTATE INVESTMENT TRUSTS - 2.0%
American Tower Corporation	9,263	915,648
Equinix, Inc.	4,147	940,249
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,866,905)		1,855,897

SHORT-TERM INVESTMENTS - 0.1%
Short Term Investments Trust - Liquid Assets Portfolio 0.07%	44,966	44,966
TOTAL SHORT-TERM INVESTMENTS (Cost $44,966)		44,966

Total Investments (Cost $85,545,117) - 100.0%		88,905,514
Liabilities in Excess of Other Assets - 0.0%		(33,081)
TOTAL NET ASSETS - 100.0%		$88,872,433

Percentages are stated as a percent of net assets.

*	Annualized seven-day yield as of December 31, 2014
(a)	Non-income producing security
ADR	American Depository Receipt
Plc	Public Limited Company

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$85,569,801
Gross unrealized appreciation	6,342,679
Gross unrealized depreciation	(3,006,967)
Net unrealized appreciation	$3,335,713

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair valuemeasurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 87,004,651	$-	$ -	$ 87,004,651
Real Estate Investment Trusts	1,855,897	-	-	1,855,897
Short-Term Investments	44,966	-	-	44,966
Total Investments in Securities	$ 88,905,514	$-	$ -	$ 88,905,514

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)              /s/ Paul R. Fearday
Paul R. Fearday, President

Date            March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Paul R. Fearday
Paul R. Fearday, President

Date            March 2, 2015

By (Signature and Title)*            /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer

Date            March 2, 2015

* Print the name and title of each signing officer under his or her signature.